COMMON AND PREFERRED STOCK TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common stock issued for conversion of debt	$ 1,782,334
Gain on forgiveness of debt	(651,758)
Common stock issued for services, Amount		5,000,000
StockIssuedInDebtConversionMember
Common stock issued for conversion of debt, Shares	891,668
Debt retired through stock issuance	2,233,891
Common stock issued for conversion of debt	1,782,334
Gain on forgiveness of debt	451,557
StockIssuedToContractPersonnelForServicesMember
Common stock issued for services, Shares	1,635,001
Common stock issued for services, Amount	2,717,668
StockIssuedForLegalServicesMember
Common stock issued for services, Shares	30,000
Common stock issued for services, Amount	$ 75,000